1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

VIA EDGAR

April 28, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc.

File Nos. 033-23166; 811-05624

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2020. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated April 23, 2021 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai